Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	FundX Investment Trust
Central Index Key	0001602508
Amendment Flag	false
Document Creation Date	Jan. 27, 2017
Document Effective Date	Jan. 30, 2017
Prospectus Date	Jan. 30, 2017
FundX Upgrader Fund | Investor Class
Prospectus:
Trading Symbol	FUNDX
FundX Flexible Income Fund | Investor Class
Prospectus:
Trading Symbol	INCMX
FundX Conservative Upgrader Fund | Investor Class
Prospectus:
Trading Symbol	RELAX
FundX Aggressive Upgrader Fund | Investor Class
Prospectus:
Trading Symbol	HOTFX
FundX Tactical Upgrader Fund | Investor Class
Prospectus:
Trading Symbol	TACTX